Sale of Flight Training Operations - Additional Information (Detail) (USD $)	12 Months Ended
Apr. 30, 2011
Sale of Flight Training Operations [Line Items]
Proceeds from the sale of the flight training operations to CAE Inc.	$ 29,779,000
Net proceeds on sale of four flight training simulators, software, and customer contracts	17,700,000
Inducement to enter into Master Training Services Agreement	$ 12,100,000
Service agreement period	15 years